BALANCE SHEETS (Parenthetical) - USD ($)	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
BALANCE SHEETS
Allowances for accounts receivable	$ 10,089	$ 10,089	$ 17,455
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	60,000,000	60,000,000	60,000,000
Common stock, shares issued	31,630,883	29,061,883	29,061,883
Common stock, shares outstanding	31,630,883	29,061,883	29,061,883